Deferred revenue and deferred platform commission fees (Tables)	12 Months Ended
Dec. 31, 2024
Deferred revenue and deferred platform commission fees
Schedule of change in deferred revenue and platform commission fees

2023
Liabilities (Deferred Revenue)
January 1,2023	392,439

Deferred during the year	305,115
Released to profit or loss	(348,032)

December 31, 2023	349,522

Current portion	234,178
Non-current portion	115,344

Assets (Deferred platform commission fees)
January 1, 2023	94,682

Deferred during the year	74,250
Released to profit or loss	(94,936)

December 31, 2023	73,996

2024
Liabilities (Deferred Revenue)
January 1,2024	349,522
Deferred during the year	293,923
Released to profit or loss	(310,861)
December 31, 2024	332,584
Current portion	222,693
Non-current portion	109,891
Assets (Deferred platform comission fees)
January 1,2024	73,996
Deferred during the year	72,320
Released to profit or loss	(79,206)
December 31, 2024	67,110